Financial results, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Income Expense [Abstract]
Schedule of financial results, net
9	Financial results, net

	2017	2016	2015

Interest income	39,229	19,009	12,366
Foreign exchange income	23,112	18,512	34,441
Other	214	-	-
Financial income	62,555	37,521	46,807

Interest expense	(115,223)	(118,219)	(69,228)
Foreign exchange loss	(82,333)	(44,895)	(125,240)
Changes in liability for Brazil concessions (Note 22)	(98,122)	(107,408)	(2,039)
Other	(6,369)	(2,429)	(3,332)
Financial loss	(302,047)	(272,951)	(199,839)
Net financial results	(239,492)	(235,430)	(153,032)